MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2022
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

20.   MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries, subject to certain ceilings. The total contribution for such employee benefits were RMB25,666,575, RMB36,617,173 and RMB45,051,494 (USD6,531,853) for the years ended December 31, 2020, 2021 and 2022, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.